Expense Example, No Redemption {- Fidelity Advisor® Consumer Discretionary Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Consumer Discretionary Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Consumer Discretionary Fund-Class A
Expense Example, No Redemption:
1 Year	$ 674
3 Years	884
5 Years	1,111
10 Years	1,762
Fidelity Advisor Consumer Discretionary Fund-Class M
Expense Example, No Redemption:
1 Year	478
3 Years	748
5 Years	1,038
10 Years	1,863
Fidelity Advisor Consumer Discretionary Fund-Class C
Expense Example, No Redemption:
1 Year	182
3 Years	563
5 Years	970
10 Years	1,905
Fidelity Advisor Consumer Discretionary Fund - Class I
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	954
Class Z
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798